Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (1,444,875)	$ 4,202,024	$ 4,443,634	$ 1,115,764
Adjustments to reconcile net income to net cash used in operating activities:
Non-redemption agreement expense	838,825	708,400	708,400
Interest expense	323,197
Interest income earned on investments held in trust account	(2,353,695)	(9,027,924)	(11,207,609)	(3,619,061)
Non-redemption agreement expense
Changes in operating assets and liabilities:
Prepaid expenses	78,400	152,849	(7,499)	401,507
Prepaid income taxes	58,369	(51,084)	(83,503)
Reimbursement receivable			1,155,000
Accounts payable and accrued expenses	174,444	335,969	290,047	33,932
Due to related party	270,000		(21,535)	5,084
Income tax payable		(359,410)	(359,410)	359,410
Net cash used in operating activities	(2,055,335)	(4,039,176)	(5,082,475)	(1,703,364)
Cash Flows from Investing Activities:
Principal deposited in Trust Account				(28,980,354)
Cash withdrawn from Trust Account for tax purposes			3,014,566	548,195
Cash withdrawn from Trust Account in connection with redemption	115,489,643	96,791,644	96,791,644
Cash withdrawn from Trust Account to pay franchise and income taxes	520,930	2,492,046
Net cash provided by investing activities	116,010,573	99,283,690	99,806,210	(28,432,159)
Cash Flows from Financing Activities:
Proceeds from sale of public units and private placement units in over-allotment				28,980,362
Proceeds from promissory note	550,000		2,025,000
Proceeds from related party loans	975,000	1,500,000
Redemption of common stock	(115,489,643)	(96,791,644)	(96,791,644)
Net cash used in financing activities	(113,964,643)	(95,291,644)	(94,766,644)	28,980,362
Net Change in Cash	(9,405)	(47,130)	(42,909)	(1,155,161)
Cash – Beginning of period	29,844	72,753	72,753	1,227,914
Cash – End of period	20,439	25,623	29,844	72,753
Cash paid for income taxes	424,000	2,277,000	2,768,000
Supplemental disclosure of noncash investing and financing activities:
Excise tax on stock redemption	1,154,897	967,916	967,916
Deferred underwriting payable charged to additional paid-in capital			8,704,270	1,004,270
Supplemental information:
Cash paid for income taxes	$ 424,000	$ 2,277,000	$ 2,768,000